UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Elliot Bossen
Title:     Managing Member
Phone:     (919) 969-9300


Signature, Place and Date of Signing:


  /s/ Elliot Bossen         Chapel Hill, North Carolina        February 14, 2007
---------------------       -----------------------------      -----------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        33

Form 13F Information Table Value Total:  $126,347
                                         (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13-F File Number            Name
---         ---------------------            -------------------------

 1           28-10793                         Silverback Master, Ltd.

                                                     FORM 13F INFORMATION TABLE
Column 1                      Column 2           Column 3   Column4        Column 5         Column 6        Column 7       Column 8
                                                            Market    Share or
                                                   CUSIP     Value    Principal  SH/  Put/  Investment      Othr   Voting Authority
Name of Issuer                 Title of Class     Number    (x1000)    Amount    PRN  Call  Discretion      Mgrs  Sole  Shared  None
ALBANY INTL CORP              NOTE 2.250% 3/1    012348AC2    1,897   2,000,000  SH         Shared-Defined    1          1,897
AMGEN INC                     NOTE 0.125% 2/0    031162AN0    1,968   2,000,000  SH         Shared-Defined    1          1,968
APPLE COMPUTER INC                  PUT          037833100      848      10,000  PRN   PUT  Shared-Defined    1            100
AVATAR HLDGS INC              NOTE 4.500% 4/0    053494AF7    2,956   1,900,000  SH         Shared-Defined    1          2,956
AXCAN PHARMA INC              NOTE 4.250% 4/1    054923AB3    2,195   2,000,000  SH         Shared-Defined    1          2,195
CIENA CORP                    NOTE 0.250% 5/0    171779AB7    2,746   3,000,000  SH         Shared-Defined    1          2,746
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1    17285TAB2    1,638   2,000,000  SH         Shared-Defined    1          1,638
ECHOSTAR COMMUNICATIONS NEW   NOTE 5.750% 5/1    278762AG4    2,036   2,000,000  SH         Shared-Defined    1          2,036
FAIR ISAAC CORP               NOTE 1.500% 8/1    303250AD6    5,302   5,000,000  SH         Shared-Defined    1          5,302
HASBRO INC                    DBCV 2.750% 12/10  418056AN7    6,373   5,000,000  SH         Shared-Defined    1          6,373
IMCLONE SYS INC               NOTE 1.375% 5/1    45245WAF6    4,086   4,500,000  SH         Shared-Defined    1          4,086
KV PHARMACEUTICAL CO          NOTE 2.500% 5/1    482740AC1    4,412   4,000,000  SH         Shared-Defined    1          4,412
LIONS GATE ENTMNT CORP        NOTE 3.625% 3/1    535919AG9    5,107   5,000,000  SH         Shared-Defined    1          5,107
MANNKIND CORP                 NOTE 3.750% 12/1   56400PAA0    2,096   2,000,000  SH         Shared-Defined    1          2,096
MEDTRONIC INC                 NOTE 1.500% 4/1    585055AL0    6,363   6,000,000  SH         Shared-Defined    1          6,363
MERRILL LYNCH & CO INC            NOTE 3/1       590188W46   21,148  16,000,000  SH         Shared-Defined    1         21,148
NABORS INDUSTRIES                   SHS          G6359F103      446      15,000  SH         Shared-Defined    1            446
NAVIOS MARITIME HOLDINGS INC  *W EXP 09/12/200   Y62196111       54      10,000  SH         Shared-Defined    1             54
NEKTAR THERAPEUTICS           NOTE 3.250% 9/2    640268AH1    7,003   7,000,000  SH         Shared-Defined    1          7,003
OLIN CORP                        COM PAR $1      680665205      496      30,000  SH         Shared-Defined    1            496
OMI CORP                      NOTE 2.875% 12/0   670874AF3    2,887   3,000,000  SH         Shared-Define     1          2,887
OMNICOM GROUP INC                 NOTE 7/3       681919AM8    9,240   9,000,000  SH         Shared-Defined    1          9,240
OMNICOM GROUP INC                   COM          681919106    1,924      18,400  SH         Shared-Defined    1             18
ON SEMICONDUCTOR CORP             NOTE 4/1       682189AE5    3,941   4,000,000  SH         Shared-Defined    1          3,941
PIER 1 IMPORTS INC            NOTE 6.375% 2/1    720279AH1      458     500,000  SH         Shared-Defined    1            458
REINSURANCE GROUP AMER INC     PFD TR INC EQ     759351307    4,090      58,600  SH         Shared-Defined    1          4,090
SEPRACOR INC                     NOTE 10/1       817315AW4    4,867   4,500,000  SH         Shared-Defined    1          4,867
SOLECTRON CORP                      CALL         834182107       52      16,100  PRN  CALL  Shared-Defined    1            161
TIME WARNER INC                     CALL         887317105   11,395     532,300  PRN  CALL  Shared-Defined    1          5,323
TRANSOCEAN SEDCO FOREX INC    DBCV 1.500% 5/1    893830AD1    3,498   3,000,000  SH         Shared-Defined    1          3,498
TRANSOCEAN INC                      ORD          G90078109    1,448      17,900  SH         Shared-Defined    1             18
TRANSOCEAN INC                      PUT          G90078109    2,750      34,000  PRN   PUT  Shared-Defined    1            340
TRIAD HOSPITALS INC                 COM          89579K109      627      15,000  SH         Shared-Defined    1            627






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